Note 7 - Lines of Credit, Promissory Notes, and Notes Payable	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. Lines of Credit, Promissory Notes, and Notes Payable

Below is a summary of our short-term and long-term debt obligations.

Lines of Credit

On July 30, 2014, we entered into a credit agreement with Wells Fargo providing for a $5,000,000 revolving line of credit.  On December 4, 2014, we entered into a second credit agreement with Wells Fargo Bank, providing for a $6,000,000 revolving line of credit.  We refer to these two agreements as our credit agreements.  Our obligation to repay advances under the credit agreements are evidenced by revolving line of credit notes, each with a fluctuating interest rate per annum of 1.75% above daily one month LIBOR, as in effect from time to time.  The July 30, 2014 credit agreement matures on June 1, 2016, and all borrowings under this credit agreement are due and payable on that date.  On August 12, 2015, we increased the line of credit under the December 4, 2014 credit agreement from $6,000,000 to $7,000,000 and extended the maturity date to October 1, 2016, and all borrowings under the December 2014 credit agreement are due and payable on that date. The obligations under the credit agreements are secured by all the assets of the Company and its subsidiaries.  The credit agreements include ordinary and customary covenants related to, among other things, additional debt, further encumbrances, sales of assets, and investments and lending.

Borrowings under the credit agreements are also secured by guarantees provided by certain officers and directors of the Company, among others.  On July 30, 2014, we issued to the guarantors of the July 2014 obligations warrants to purchase an aggregate of 800,000 shares of our common stock in consideration of their guaranteeing such indebtedness. The July 2014 warrants vested immediately and are exercisable any time prior to their expiration on October 30, 2019.  In addition, on December 4, 2014, we issued to the guarantors of the December 2014 obligations warrants to purchase an aggregate of 960,000 shares of our common stock in consideration of their guaranteeing such indebtedness. The December 2014 warrants vested immediately and are exercisable any time prior to their expiration on December 4, 2019. In connection with the $1,000,000 increase in the line of credit under the December 2014 credit agreement, we issued warrants to the guarantors to purchase an additional 300,000 shares of our common stock in consideration of their guaranteeing such indebtedness. The warrants vested immediately and are exercisable at any time prior to their expiration on August 12, 2020.

As of September 30, 2015, we had outstanding borrowings of $5,000,000 under our July 2014 credit agreement and $5,800,000 under our December 2014 credit agreement. The amount outstanding under our July 2014 credit agreement was recorded as a current liability on our consolidated balance sheet as of September 30, 2015. Based on the extension of the December 2014 credit agreement to October 2016 subsequent to quarter end, the $5,800,000 outstanding balance has been reclassified to long-term on our consolidated balance sheet. Substantially all of the borrowings under the credit agreements were used to finance acquisition activity, fund losses, and $200,000, which is not currently available to be borrowed by us, was used to secure a bond required by a state license for the ancillary network business.  The weighted-average interest rate on these borrowings was 1.94% as of September 30, 2015.

Promissory Notes and Notes Payable

The following is a summary of all Company debt as of September 30, 2015:

Revolving line of credit	$10,800
Promissory notes, related to acquisitions	351
Total debt	11,151
Less current maturities	5,351
Long-term debt	$5,800

Outstanding debt balances as of September 30, 2015 mature as follows: 2015 (remaining 3 months) - $194,000; 2016 - $10,957,000.

In 2014, as part of the purchase consideration for one of our urgent and primary care acquisitions the Company issued a promissory note for $289,000 that was payable to a previous clinic seller in August 2015. During the quarter ended September 30, 2015 promissory note was cancelled and therefore, we have recorded a one-time gain of $289,000.